Equity - Share-based compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Share-based compensation for continuing operations (per statement of loss)	$ 6,228,000	$ 3,391,000
Discontinued operations	9,000	170,000
Total Share-based compensation (per statement of equity)	6,237,000	3,561,000
Option Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Share-based compensation for continuing operations (per statement of loss)	4,482,000	1,839,000
DSU Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Share-based compensation for continuing operations (per statement of loss)	314,000	281,000
Total Share-based compensation (per statement of equity)	64,000	0
RSU Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Share-based compensation for continuing operations (per statement of loss)	1,432,000	1,271,000
Total Share-based compensation (per statement of equity)	$ 3,023,000	$ 1,034,000